Property and Equipment - Construction in Progress (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment
Construction in progress	$ 422,337	$ 311,083
Capitalized interest	30,202	15,852	$ 2,168
Progress amounts for satellite construction, including prepayments under capital leases and launch services costs
Property and equipment
Construction in progress	244,234	187,253
Satellite related equipment
Property and equipment
Construction in progress	152,683	104,566
Other
Property and equipment
Construction in progress	$ 25,420	$ 19,264